Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	3 Months Ended
Sep. 30, 2012
Schedule of Deferred Tax Assets and Liabilities:
Schedule of Deferred Tax Assets and Liabilities
	For the Years Ended
	June 30,
	2012	2011
Deferred tax asset:
Net operating loss carry forward	$2,729,176	$794,829
Valuation allowance	(2,729,176)	(794,829)
Total	$0	$0